DUE TO STOCKHOLDER	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
DUE TO STOCKHOLDER
NOTE 6 - DUE TO STOCKHOLDERS

In March of 2011, the Company settled all outstanding liabilities with Mr. Bozsnyak in exchange for 1,200,000 shares of common stock and recorded a gain on extinguishment of approximately $47,000, which is included in the accompanying consolidated statement of operations for the six months ended June 30, 2011.

NOTE 9 - DUE TO STOCKHOLDER

At December 31, 2010 and 2009, the Company was indebted to its former CEO, William Bozsnyak, in the amounts of approximately $29,000 and $44,000, respectively, for working capital advances made to the Company.  In accordance with Mr. Bozsnyak’s separation agreement dated February 2009, in the fiscal year ended December 31, 2009, the Company repaid approximately $15,000 of the loan previously made for working capital advances. For the years ended December 31, 2010 and 2009, interest expense was charged in the amounts of $0 and approximately $1,000, respectively.  The interest rate used in this calculation is 5.5% at December 31, 2009 and was the same interest rate paid to the Company’s short term lender under the revolving line of credit. At December 31, 2010 and 2009, approximately $164,000 in accrued interest was due to Mr. Bozsnyak, respectively.

At December 31, 2010 and 2009, approximately $3,000 and $100,000, respectively, was owed for unpaid salaries and accrued vacation to Mr. Bozsnyak. During the year ended December 31, 2009, the Company repaid approximately $97,000 of unpaid salaries to Mr. Bozsnyak, which was repaid in accordance with his February 2009 separation agreement.

Subsequent to December 31, 2010, the Company settled all outstanding liabilities with Mr. Bozsnyak in exchange for 1,200,000 shares of common stock.